CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Non-current assets
Property, plant and equipment	€ 37,904	€ 51,355	€ 56,213
Intangible assets	625,379	631,002	695,622
Deferred income tax asset	30,592	12,349	10,864
Investments in joint ventures and other investments	3,497	2,895	2,444
Other non-current receivables	12,516	15,170	12,703
Non-current assets	709,888	712,771	777,846
Current assets
Trade receivables	31,324	141,306	249,331
Other current receivables	31,237	33,760	49,247
Derivative financial instruments	231	742	0
Income tax receivables	318	1,573	3,612
Prepaid expenses	5,371	7,919	15,045
Cash and cash equivalents	182,783	226,139	104,072
Current assets	251,264	411,439	421,307
Total assets	961,152	1,124,210	1,199,153
Equity attributable to owners of the parent
Share capital	1,916	341	341
Share premium	1,633,735	391,856	391,856
Other equity	(10,123)	0	0
Other reserves	(979,205)	(11,881)	(1,201)
Accumulated losses	(753,692)	(317,195)	(312,455)
Equity attributable to owners of the parent	(107,369)	63,121	78,541
Non-controlling interests	6,779	8,376	8,426
Total equity	(100,590)	71,497	86,967
Non-current liabilities
Non-convertible equity certificates	0	4,891	4,494
Loans and borrowings	720,745	624,595	622,398
Derivative financial instruments	0	0	176
Other long term liabilities	29,471	29,753	34,498
Deferred income tax liabilities	19,582	34,564	49,376
Post-employment benefits	7,556	7,962	5,062
Provisions for other liabilities and charges	2,202	2,235	1,746
Non-current liabilities	779,556	704,000	717,750
Current liabilities
Trade payables	147,477	237,319	263,720
Other current liabilities	44,193	45,236	58,888
Accrued liabilities	37,066	41,833	39,970
Current income tax liabilities	22,360	23,244	29,756
Loans and borrowings	111	1,081	2,102
Warrant liabilities	30,979	0	0
Current liabilities	282,186	348,713	394,436
Total liabilities	1,061,742	1,052,713	1,112,186
Total equity and liabilities	€ 961,152	€ 1,124,210	€ 1,199,153